COLLATERAL SECURITY FOR BORROWINGS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Marine Exhaust Technology
COLLATERAL SECURITY FOR BORROWINGS
Floating charges provided as security for loans to other lenders	$ 0.7	$ 0.7
Floating charges provided as security for loans to banks	0.4	0.4
ME Production A/S
COLLATERAL SECURITY FOR BORROWINGS
Floating charges provided as security for loans to banks	$ 6.6	$ 6.4
Shares provided as security for loans to other lenders (in shares)	10,500	10,500
Shares provided as security for loans to other lenders	$ 2.1	$ 2.1
Carrying value of floating charges	10.5	10.2
Vessels
COLLATERAL SECURITY FOR BORROWINGS
Vessels provided as security	$ 2,070.0	$ 1,856.0	$ 1,928.0